CHANGES IN EQUITY (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Equity
Net income, attributable to the equity holders of Ambev	R$ 14,437.2	R$ 14,501.9	R$ 14,457.9
Statute-barred /(additional) dividends	22.2		20.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effects of the application of IAS 29 (hyperinflation)	6,481.3	3,269.4	3,224.4
Retained earnings basis for dividends and destinations	20,952.5	17,783.1	17,715.0
Dividends and interest on capital paid based on the profit for the year	10,505.4	11,500.2	11,999.8
Total of dividends and interest on capital	R$ 10,505.4	R$ 11,500.2	R$ 11,999.8
Percentage of profits distributed	50.00%	65.00%	68.00%